Segment Reporting - Long-Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Segment Information [Abstract]
Long-lived assets	$ 2,179,794	$ 2,274,501
Southeast Asia [Member]
Segment Information [Abstract]
Long-lived assets	1,653,804	1,699,461
Rest of Asia [Member]
Segment Information [Abstract]
Long-lived assets	225,954	258,078
Rest of the World [Member]
Segment Information [Abstract]
Long-lived assets	$ 300,036	$ 316,962